3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recorded Investment With no related allowance recorded	$ 4,655,956	$ 1,190,470
Unpaid Principal Balance With no related allowance recorded	5,158,680	1,478,230
Average Recorded Investment With no related allowance recorded	3,227,525	2,136,592
Interest income recognized With no related allowance recorded	460,524
Recorded Investment With an allowance recorded	1,149,525	716,272
Unpaid Principal Balance With an allowance recorded	1,356,798	791,533
Related Allowance With an allowance recorded	220,673	207,400
Average Recorded Investment With an allowance recorded	1,077,963	682,338
Interest income recognized With an allowance recorded	29,662
Recorded Investment allowance recorded	5,805,481	1,906,742
Unpaid Principal Balance allowance recorded	6,515,478	2,269,763
Related Allowance recorded	220,673	207,400
Average Recorded Investment Allowance recorded	4,305,488	2,818,930
Interest income recognized	490,186
Commercial and industrial
Recorded Investment With no related allowance recorded	98,806	48,385
Unpaid Principal Balance With no related allowance recorded	136,590	62,498
Average Recorded Investment With no related allowance recorded	75,868	183,925
Interest income recognized With no related allowance recorded	72,426
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,102,859	467,238
Unpaid Principal Balance With no related allowance recorded	1,226,040	521,991
Average Recorded Investment With no related allowance recorded	1,105,030	1,059,542
Interest income recognized With no related allowance recorded	237,792
Recorded Investment With an allowance recorded	204,645	220,257
Unpaid Principal Balance With an allowance recorded	225,681	232,073
Related Allowance With an allowance recorded	69,015	86,400
Average Recorded Investment With an allowance recorded	210,890	89,664
Interest income recognized With an allowance recorded	0
Related Allowance recorded	69,015	86,400
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	3,300,175	674,847
Unpaid Principal Balance With no related allowance recorded	3,641,627	893,741
Average Recorded Investment With no related allowance recorded	1,930,108	877,237
Interest income recognized With no related allowance recorded	133,732
Recorded Investment With an allowance recorded	798,226	271,962
Unpaid Principal Balance With an allowance recorded	837,766	275,118
Related Allowance With an allowance recorded	125,305	6,200
Average Recorded Investment With an allowance recorded	646,799	350,709
Interest income recognized With an allowance recorded	29,262
Related Allowance recorded	125,305	6,200
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	154,116	0
Unpaid Principal Balance With no related allowance recorded	154,423	0
Average Recorded Investment With no related allowance recorded	116,519	15,888
Interest income recognized With no related allowance recorded	16,574
Recorded Investment With an allowance recorded	146,654	224,053
Unpaid Principal Balance With an allowance recorded	293,351	284,342
Related Allowance With an allowance recorded	26,353	114,800
Average Recorded Investment With an allowance recorded	220,274	241,965
Interest income recognized With an allowance recorded	400
Related Allowance recorded	$ 26,353	$ 114,800